Goodwill and Other Intangible Assets	3 Months Ended
Mar. 31, 2012
Goodwill and Other Intangible Assets/Other Intangible Assets [Abstract]
Goodwill and Other Intangible Assets

Note 5 – Goodwill and Other Intangible Assets

The changes in the carrying amount of goodwill, allocated by reportable segments, were as follows (See Note 13):

(Dollar amounts in thousands)	Transaction processing	Merchant acquiring, net	Business solutions	Total
Balance at December 31, 2011	$199,745	$166,959	$5,008	$371,712
Foreign currency translation adjustments	718	—	76	794

Balance at March 31, 2012	$200,463	$166,959	$5,084	$372,506

Goodwill is tested for impairment at least annually using a two-step process at each reporting unit level. The first step of the goodwill impairment test, used to identify potential impairment, compares the fair value of a reporting unit with its carrying amount, including goodwill. If the fair value of a reporting unit exceeds its carrying amount, goodwill of the reporting unit is not considered impaired and the second step of the impairment test is unnecessary.

During 2011, the Company completed the impairment evaluation, as described above, and determined that there are no impairment losses to be recognized during the period. The present value of future cash flows was used to determine the fair value of each reporting unit. There were no triggering events or changes in circumstances that subsequent to the impairment test would have required an additional impairment evaluation.

The carrying amount of other intangible assets for the three months ended March 31, 2012 and the year ended December 31, 2011 consisted of the following:

(Dollar amounts in thousands)		March 31, 2012
	Useful life in years	Gross amount	Accumulated amortization	Net carrying amount
Customer relationships	14	$313,786	$(33,966)	$279,820
Trademark	10-14	39,950	(5,196)	34,754
Software packages	3-5	108,003	(37,046)	70,957
Non-compete agreement	15	56,539	(5,654)	50,885

		$518,278	$(81,862)	$436,416

(Dollar amounts in thousands)		December 31, 2011
	Useful life in years	Gross amount	Accumulated amortization	Net carrying amount
Customer relationships	14	$313,543	$(28,372)	$285,171
Trademark	10-14	39,950	(4,330)	35,620
Software packages	3-5	106,865	(30,569)	76,296
Non-compete agreement	15	56,539	(4,712)	51,827

		$516,897	$(67,983)	$448,914

For the three months ended March 31, 2012 and 2011, the Company recorded amortization expense related to other intangibles of $13.9 million and $13.6 million, respectively.